Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: October 12, 2021

Payment Date	10/15/2021
Collection Period Start	9/1/2021
Collection Period End	9/30/2021
Interest Period Start	9/15/2021
Interest Period End	10/14/2021

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$323,072,827.64	$26,127,336.18	$296,945,491.46	0.646940	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$489,818,827.64	$26,127,336.18	$463,691,491.46

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$493,345,693.72	$467,218,357.54	0.331185
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$493,345,693.72	$467,218,357.54
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$323,072,827.64	1.92000%	30/360	$516,916.52
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$489,818,827.64			$804,904.68

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$493,345,693.72	$467,218,357.54
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$493,345,693.72	$467,218,357.54
Number of Receivable Outstanding	42,803	41,645
Weight Average Contract Rate	4.69%	4.69%
Weighted Average Remaining Term (months)	36	35

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,947,819.07
Principal Collections	$25,954,289.72
Liquidation Proceeds	$129,916.66
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$28,032,025.45
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$28,032,025.45

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$411,121.41	$411,121.41	$—	$—	$27,620,904.04
Interest - Class A-1 Notes	$—	$—	$—	$—	$27,620,904.04
Interest - Class A-2 Notes	$—	$—	$—	$—	$27,620,904.04
Interest - Class A-3 Notes	$516,916.52	$516,916.52	$—	$—	$27,103,987.52
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$26,900,764.92
First Allocation of Principal	$—	$—	$—	$—	$26,900,764.92
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$26,875,370.52
Second Allocation of Principal	$—	$—	$—	$—	$26,875,370.52
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$26,847,624.79
Third Allocation of Principal	$8,492,470.10	$8,492,470.10	$—	$—	$18,355,154.69
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,323,529.26
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$4,215,529.26
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,215,529.26
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$688,663.18
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$688,663.18
Remaining Funds to Certificates	$688,663.18	$688,663.18	$—	$—	$—
Total	$28,032,025.45	$28,032,025.45	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$493,345,693.72	$467,218,357.54
Note Balance	$489,818,827.64	$463,691,491.46
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	17	$173,046.46
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	105	$129,916.66
Monthly Net Losses (Liquidation Proceeds)			$43,129.80
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.07%
Preceding Collection Period			(0.24)%
Current Collection Period			0.11%
Four-Month Average Net Loss Ratio			(0.01)%
Cumulative Net Losses for All Periods			$2,176,301.50
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.24%	81	$1,131,497.36
60-89 Days Delinquent	0.06%	19	$271,184.81
90-119 Days Delinquent	0.01%	4	$39,915.26
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.31%	104	$1,442,597.43

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	4	$52,954.61
Total Repossessed Inventory	7	$99,208.36

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	23	$311,100.07
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.08%
Second Preceding Collection Period		0.09%
Preceding Collection Period		0.07%
Current Collection Period		0.07%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.65	0.14%	41	0.10%